Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.47%	$5,619,614	$1,650,105	$—	$131,365	$—	$50,389	938,033	$7,401,084
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.45%	9,094,613	—	(1,673,177)	152,138	(241,299)	—	984,198	7,332,275
Total Alternative Funds		14,714,227	1,650,105	(1,673,177)	283,503	(241,299)	50,389		14,733,359
Domestic Equity Funds–21.80%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	3.33%	8,482,797	1,016,392	—	471,720	—	—	374,143	9,970,909
Invesco Main Street Small Cap Fund, Class R6	2.54%	4,500,200	3,283,618	(404,918)	146,994	78,757	—	410,175	7,604,651
Invesco NASDAQ 100 ETF	1.79%	—	5,178,445	—	179,313	—	—	40,586	5,357,758
Invesco Russell 1000® Dynamic Multifactor ETF	5.80%	15,139,785	1,688,349	(772,273)	1,225,344	78,719	71,289	373,412	17,359,924
Invesco S&P 500® Low Volatility ETF	3.99%	12,524,208	—	(293,216)	(263,498)	(38,860)	69,979	191,164	11,928,634
Invesco S&P 500® Pure Growth ETF	2.04%	10,515,821	—	(4,274,163)	(863,887)	708,486	52,219	40,269	6,086,257
Invesco S&P 500® Pure Value ETF	2.31%	7,119,886	—	(22,607)	(186,686)	(3,921)	45,706	90,997	6,906,672
Invesco S&P SmallCap Low Volatility ETF	—	3,036,138	—	(2,897,753)	(710,846)	572,461	23,280	—	—
Total Domestic Equity Funds		61,318,835	11,166,804	(8,664,930)	(1,546)	1,395,642	262,473		65,214,805
Fixed Income Funds–58.21%
Invesco 1-30 Laddered Treasury ETF	11.41%	41,956,516	—	(9,512,202)	3,551,123	(1,854,309)	239,062	1,139,557	34,141,128
Invesco Core Plus Bond Fund, Class R6	9.32%	41,122,008	453,048	(14,015,073)	2,468,858	(2,143,625)	453,062	3,027,711	27,885,216
Invesco Fundamental High Yield® Corporate Bond ETF	—	11,704,156	—	(11,709,600)	1,204,741	(1,199,297)	115,743	—	—
Invesco High Yield Fund, Class R6	8.20%	—	24,246,881	—	284,812	—	37,899	7,131,306	24,531,693
Invesco Income Fund, Class R6	0.98%	5,031,920	67,927	(2,231,197)	209,666	(135,852)	67,926	422,768	2,942,464
Invesco International Bond Fund, Class R6	6.78%	9,327,619	11,521,394	(888,459)	455,639	(125,801)	102,322	4,696,850	20,290,392
Invesco Master Loan Fund, Class R6	5.10%	14,978,786	309,288	—	(36,021)	—	306,711	1,008,680	15,252,053
Invesco Senior Floating Rate Fund, Class R6	0.73%	—	2,185,902	—	16,855	—	4,774	337,846	2,202,757
Invesco Taxable Municipal Bond ETF	8.10%	26,230,088	—	(3,156,843)	1,946,038	(790,431)	241,774	901,371	24,228,852
Invesco Variable Rate Investment Grade ETF	7.59%	15,415,259	7,266,558	—	18,015	—	202,195	918,278	22,699,832
Total Fixed Income Funds		165,766,352	46,050,998	(41,513,374)	10,119,726	(6,249,315)	1,771,468		174,174,387
Foreign Equity Funds–14.65%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.53%	4,363,467	—	(137,465)	346,622	2,889	—	136,828	4,575,513
Invesco Developing Markets Fund, Class R6	1.53%	6,173,816	—	(2,248,518)	1,659,565	(1,016,430)	—	117,501	4,568,433
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.27%	—	3,697,480	—	114,195	—	—	86,511	3,811,675
Invesco Global Fund, Class R6	4.04%	16,978,069	—	(6,976,282)	3,786,931	(1,682,260)	—	140,365	12,106,458
Invesco Global Infrastructure Fund, Class R6	1.00%	2,896,153	51,824	—	43,913	—	15,923	253,765	2,991,890
Invesco International Select Equity Fund, Class R6	0.00%	3,708,681	—	(3,874,002)	1,338,129	(1,172,801)	—	1	7
Invesco International Small-Mid Company Fund, Class R6	1.03%	2,929,006	—	(80,692)	243,946	(20,328)	—	73,020	3,071,932
Invesco Oppenheimer International Growth Fund, Class R6	1.04%	—	2,997,181	—	118,321	—	—	85,123	3,115,502
Invesco RAFI™ Strategic Developed ex-US ETF	—	5,839,794	—	(6,004,213)	(518,958)	683,377	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	2.21%	4,494,566	2,178,000	(146,141)	107,457	(19,953)	28,634	284,715	6,613,929
Invesco S&P International Developed Low Volatility ETF	1.00%	2,982,944	—	(58,905)	66,728	(3,739)	35,155	109,175	2,987,028
Total Foreign Equity Funds		50,366,496	8,924,485	(19,526,218)	7,306,849	(3,229,245)	79,712		43,842,367
Money Market Funds–0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)	0.12%	227,285	9,335,062	(9,195,684)	—	—	4,059	366,663	366,663
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)	0.05%	$154,880	$6,667,902	$(6,677,775)	$(4)	$(3)	$3,630	144,971	$145,000
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)	0.14%	259,754	10,668,644	(10,509,355)	—	—	6,047	419,043	419,043
Total Money Market Funds		641,919	26,671,608	(26,382,814)	(4)	(3)	13,736		930,706
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $302,946,105)	99.89%	292,807,829	94,464,000	(97,760,513)	17,708,528	(8,324,220)	2,177,778		298,895,624

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.78%(c)(d)	—	—	306,754	(306,754)	—	—	73(e)	—	—
Invesco Private Prime Fund, 4.98%(c)(d)	—	—	788,820	(788,820)	—	—	198(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,095,574	(1,095,574)	—	—	271		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $302,946,105)	99.89%	$292,807,829	$95,559,574	$(98,856,087)	$17,708,528	$(8,324,220)	$2,178,049		$298,895,624
OTHER ASSETS LESS LIABILITIES	0.11%								318,866
NET ASSETS	100.00%								$299,214,490
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$297,964,918	$—	$—	$297,964,918
Money Market Funds	930,706	—	—	930,706
Total Investments	$298,895,624	$—	$—	$298,895,624
Invesco Select Risk: Moderately Conservative Investor Fund